Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)		1 year 6 months	2 years 6 months
Weighted average discount rate		4.20%	4.20%